Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail)	Dec. 31, 2018 € / shares employee	Dec. 31, 2017 employee	Dec. 31, 2016 employee
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	23,247	19,216	16,647
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,674	5,051	4,210
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,260	1,701	1,561
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	6,046	5,112	4,443
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	9,267	7,352	6,433
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	3,203	2,997	2,656
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	20,044	16,219	13,991